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Washington, DC

May 20, 2005

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, NW
Washington, D.C. 20549

RE:	Fresenius Medical Care AG Amendment No. 1 to Registration Statement on Form F-4 Registration No. 333-124759

Ladies and Gentlemen:

On behalf of Fresenius Medical Care AG (the “Company”), we are transmitting with this letter for filing with the Securities and Exchange Commission (the “Commission”) via EDGAR Amendment No. 1 to the Company’s Registration Statement on Form F-4 (the “Registration Statement”). The Registration Statement was originally filed with the Commission on May 10, 2005.

Amendment No. 1 revises the Company’s disclosure regarding the separate meeting of its preference shareholders. As revised, the prospectus now provides that the Company is currently evaluating the necessity of holding, and has not yet made a final determination whether it will call, such a meeting, and that any such meeting, if called, may be cancelled. The revisions, which appear primarily in the “Summary” and under “The Meetings” and “The Conversion and Transformation,” are blacklined for your reference.

We understand that the Registration Statement is currently being screened by the Staff and has not been assigned to a specific member of the Staff for further review. To expedite review of the Registration Statement, we respectfully request that the Staff commence any review of the Registration Statement with Amendment No. 1 to the Form F-4 that is being filed today.

If you have any questions or require additional information, please do not hesitate to call me at (212) 891-3587, Charles F. Niemeth at (212) 891-3586 or Kimberly V. Loies at (312) 861-8315. Thank you for your consideration.

Sincerely,

/s/ Robert A. Grauman

Robert A. Grauman

Enclosure

Baker & McKenzie LLP is a member of Baker & McKenzie International, a Swiss Verein.